Financial Instruments and Risk Management (Schedule of Financial Assets and Financial Liabilities That are Measured At Fair Value on a Recurring Basis) (Details) (EUR €)
In Thousands, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities			€ 1,764
Derivative financial instruments At fair value, Liabilities			1,764
Derivative financial instruments At carrying value, Assets	145
Derivative financial instruments At fair value, Assets	145
At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0
Derivative financial instruments At fair value, Assets	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			1,764
Derivative financial instruments At fair value, Assets	145
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0
Derivative financial instruments At fair value, Assets	0
Derivative Financial Instruments, Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Assets	145	[1]
Derivative financial instruments At fair value, Assets	145	[1]
Derivative Financial Instruments, Assets [Member] | At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	0	[1]
Derivative Financial Instruments, Assets [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	145	[1]
Derivative Financial Instruments, Assets [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Assets	0	[1]
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At carrying value, Liabilities			1,764	[1]
Derivative financial instruments At fair value, Liabilities			1,764	[1]
Derivative Financial Instruments, Liabilities [Member] | At fair value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			0	[1]
Derivative Financial Instruments, Liabilities [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			1,764	[1]
Derivative Financial Instruments, Liabilities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments At fair value, Liabilities			€ 0	[1]

[1]	Derivative financial instruments consist of forward foreign exchange contracts.